Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S GAAP”).

Use of estimates
b.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. Actual results may differ from those estimates.

Financial statements in U.S. dollars:
c.	Financial statements in U.S. dollars:

The functional currency is the currency that best reflects the economic environment in which the Company and its subsidiaries operates and conducts their transactions. Most of the Company’s revenues and financing activity are incurred in U.S. dollar. Based on the Company’s management assessment the functional currency of the Company is the U.S. dollar.

Transactions and balances that are denominated in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with principles set forth in ASC 830, Foreign Currency Matters (“ASC 830”). In accordance with ASC 830, monetary assets and liabilities denominated in foreign currencies are remeasured into U.S. dollars at the end of each reporting period using the exchange rates in effect at the balance sheet date. Non-monetary assets denominated in foreign currencies are measured using historical exchange rates. Gains and losses resulting from remeasurement are reflected in the statements of operation as financial income or expenses, as appropriate.

Principles of consolidation
d.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company transactions and balances have been eliminated in consolidation.

Segments
e.	Segments

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the CODM, which is the Company’s chief executive officer, in deciding how to allocate resources and assess performance. The Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. There is no expense or asset information, that are supplemental to those disclosed in these consolidated financial statements, that are regularly provided to the CODM. The allocation of resources and assessment of performance of the operating segment is based on consolidated net loss as shown in the Company’s consolidated statements of operations. The CODM considers net loss in the annual forecasting process and reviews actual results when making decisions about allocating resources. Since the Company operates as one operating segment, financial segment information, including profit or loss and asset information, can be found in the consolidated financial statements.

Cash and cash equivalents
f.	Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Restricted deposits
g.	Restricted deposits
The Company’s restricted deposits long term and short term collaterals related to the Company’s lease contracts and credit card.
Trade receivables, net
h.	Trade receivables, net

Trade receivables are recorded net of credit losses allowance for any potential uncollectible amounts. The allowance for credit losses is based on the Company’s assessment of the collectability of accounts. The Company regularly assessed collectability based on a combination of factors, including an assessment of the current customer’s aging balance, the nature and size of the customer, the financial condition of the customer, estimate of future conditions and other factors that may affect its ability to collect from customers.

Inventories
i.	Inventories

Inventories are stated at the lower of cost or net realizable value.

Inventory costing is based on the moving average cost method. In the case of purchased goods and work in process, costs include raw materials, direct labor, share based compensation and other direct costs and fixed production overheads (based on the normal operating capacity of the production facilities). The Company periodically evaluates the quantities on hand relative to historical, current and projected sales volume. Based on this evaluation, an impairment charge is recorded when required to write-down inventory to its net realizable value.

Net realizable value is the estimated selling price in the ordinary course of business, less attributable selling expenses.

Leases
j.	Leases

The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets and current and non-current operating lease liabilities in the consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized as of the commencement date based on the present value of lease payments over the lease term. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company elected to not recognize a lease liability or ROU asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases (see also Note 5).

Property and equipment
k.	Property and equipment
Property and equipment are stated at cost, net of accumulated depreciation.
The Company’s property and equipment are depreciated by the straight-line method on the basis of their estimated useful life.

The depreciation period is as follows:

Years

Laboratory and production equipment	5
Greenhouse equipment*	4 - 10
Computer equipment	3
Office furniture	17
Leasehold improvements	**
Electronic equipment	7
Vehicles	7
*	Greenhouse equipment - agricultural equipment used in the tobacco production greenhouse.
**	Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or useful economic life.

Impairment of long-lived assets
l.	Impairment of long-lived assets

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” (“ASC 360”), whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value.

As of December 31, 2024, 2023 and 2022, the Company did not recognize an impairment loss for its long-lived assets.

Intangible assets
m.	Intangible assets

The Company capitalizes development costs incurred during the application development stage that are related to internal use technology. Under ASC 350-40, internal-use software capitalization begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and is ready for its intended purpose.

Cost capitalized to internal use software include sub-contractors services and employee salary expenses.

Share-based compensation
n.	Share-based compensation

The Company accounts for employees’, directors’ and consultants’ share-based payment awards classified as equity awards using the grant-date fair value. The fair value of each share option award is estimated on the grant date using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of highly subjective assumptions, including the fair value of the underlying ordinary shares, the expected term of the share option, the expected volatility of the price of the company’s ordinary shares, risk-free interest rates, and the expected dividend yield of ordinary shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. The Company measures the grant date fair value of its restricted share units (“RSU”) based on the closing market price of the ordinary share on the date of grant.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the accelerated method based on the multiple-option award approach.

The Company elected to account for forfeitures as they occur.

Research and development expenses
o.	Research and development expenses

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, share-based compensation expenses, payroll taxes and other employee benefits, lab expenses, consumable materials and equipment and consulting fees. All costs associated with research and developments are expensed as incurred.

Revenue recognition
p.	Revenue recognition

Revenues are recognized in accordance with ASC 606; revenue from contracts with customers is recognized when control of the promised goods or services is transferred to the customers, in an amount that the Company expects in exchange for those goods or services.

The Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive in revenue. In order to achieve that core principle, the Company applies the following five-step approach:

(1)	Identify the contract with a customer

A contract is an agreement between two or more parties that creates enforceable rights and obligations. In evaluating the contract, the Company analyzes the customer’s intent and ability to pay the amount of promised consideration and considers the probability of collecting substantially all of the consideration.

(2)	Identify the performance obligations in the contract

At a contract’s inception, the Company assesses the goods or services promised in a contract with a customer and identifies the performance obligations.

Performance obligations are promised goods or services in a contract to transfer a distinct good or service to the customer.

The Company evaluates whether options granted to a customer to acquire additional goods or services give rise to a performance obligation. If an agreement contains such option, the Company determines that the option is a separate performance obligation only if the option provides a material right to the customer that it would not receive without entering into that agreement.

(3)	Determine the transaction price

The Company estimates the transaction price based on the amount of consideration the Company expects to be received for transferring the promised goods or services in the contract. The consideration may include both fixed consideration and variable consideration. At the inception of each arrangement that includes variable consideration, the Company evaluates the amount of the potential payments and the likelihood that the payments will be received. If it is probable that a significant revenue reversal would not occur, the variable consideration is included in the transaction price.

The Company has elected to apply the practical expedient for financing component for transactions in which the difference between the payment date and the revenue recognition timing is up to 12 months.

(4)	Allocate the transaction price to the performance obligations in the contract

For contracts with more than one performance obligation the Company allocates the transaction price to each separate performance obligation, based on its relative standalone selling price.

(5)	Recognize revenue when a performance obligation is satisfied

Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer. Control either transfers over time or at a point in time, which affects when revenue is recorded.

Up-front payments and fees are recorded as deferred revenue upon receipt or when due until the Company performs its obligations under these arrangements.

The Company elected to apply the optional exemption under paragraph ASC 606-10-50-14(a) not to disclose the remaining performance obligations that relate to contracts with an original expected duration of one year or less. As of the year ended December 31, 2024 and 2023, the company did not have remaining performance obligations that relate to contracts with customers.

Revenue is recognized net of any taxes collected from customers which are subsequently remitted to governmental entities.

Trade receivables are recorded at the amount of gross billings the Company is responsible to collect.

Payment terms and conditions vary by contract type, although terms generally include requirement to pay the consideration in advance, but may be up to 60 days for certain customers.

1.	Revenues from sale of goods

The goods are the Company’s rhCollagen and rhCollagen-based products, and include the bioink products for the development of 3D bioprinting of organs and tissues and the medical aesthetics and products for tendinopathy and wound care. The Company recognizes revenues from selling goods at a point in time when control over the product is transferred to customers.

2.	Revenues from rendering services

Revenue from rendering of services is recognized over time, during the period the customer simultaneously receives and consumes the benefits provided by the Company’s performance. Under the Company’s service contracts, the Company has a right to consideration from the customer in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date and recognizes revenue in the amount to which the Company has a right to invoice.

The Company charges its customers based on payment terms agreed upon in specific agreements.

As of December 31, 2024 and 2023, the Company did not recognize revenue from rendering services.

3.	Revenues from licensing agreement

On February 5, 2021, the Company entered into development and global commercialization agreement (the “AbbVie Development Agreement”), with Allergan, an AbbVie company, pursuant to which the Company and AbbVie agreed to collaborate in the development and commercialization of dermal and soft tissue filler products for the medical aesthetics market, using the Company’s rhCollagen technology and AbbVie’s technology (see also Note 7).

Pursuant to the AbbVie Development Agreement CollPlant grants AbbVie, its affiliates and third-party transferees a right to use any know-how related to CollPlant rhCollagen that is (a) necessary or useful to exploit an exclusive product and (b) controlled by CollPlant or its affiliates, solely to support the regulatory approval of such exclusive product.

The Company determined that those rights described above are to the use of the IP of CollPlant, therefore represent a right under a license contract. The Company farther identified the license as a performance obligation.

The transaction price included an up-front paid amount of $14,000 as well as variable considerations contingent upon the Company or AbbVie achieving certain milestones and sales-based royalties (“Variable Consideration”).

The potential milestones will be included in the transaction price when the Company concludes that achievement of the milestones is probable, and that recognition of revenue related to the milestones will not result in a significant reversal in amounts recognized in future periods, and as such have been excluded from the transaction price until such probability is achieved. Any consideration related to sales-based royalties will be recognized if and when the related sales occur.

In June 2023, the Company received notification from AbbVie about achievement of a milestone with respect to the dermal filler product. According to the AbbVie Development Agreement, the milestone achievement triggered a $10,000 payment from AbbVie to CollPlant. Such payment received in July 2023, and recognized as revenue in the year 2023 (see Note 11).

Income taxes
q.	Income taxes
1)	Deferred taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future.

2)	Uncertainty in income taxes

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If the more likely than not threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement. When applicable, the Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense. As of December 31, 2024 and 2023, no liability for unrecognized tax benefits was recorded.

Income (loss) per share
r.	Income (loss) per share

Basic income (loss) per share is computed on the basis of the net income (loss), for the period divided by the weighted average number of ordinary shares outstanding during the period. Diluted income (loss) per share is based upon the weighted average number of ordinary shares and of ordinary shares equivalents outstanding when dilutive. Ordinary share equivalents include outstanding share options restricted share and warrants, which are included under the treasury stock method when dilutive.

The calculation of diluted loss per share does not include options, restricted share units and warrants exercisable into 2,195,421 , 2,007,546 and 2,558,164 shares for the years ended December 31, 2024, 2023, and 2022, respectively, because the effect would be anti-dilutive.

Fair value measurement
s.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The carrying amount of the cash and cash equivalents, restricted deposits, trade receivable, trade payables, accrued expenses and other liabilities approximates their fair value.

Warrants
t.	Warrants:

There were no issued warrants during the twelve months ended December 31, 2024, 2023 and 2022. The Company assessed the warrants pursuant to ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” and determined that the warrants should be accounted for as equity and not as a derivative liability.

Severance Pay
u.	Severance Pay

All of the Company’s employees who are Israeli citizens have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (the “Severance Pay Law”). Pursuant to Section 14 of the Severance Pay Law, employees covered by this section are entitled to monthly deposits at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments made to employees in accordance with this section release the Company from any future severance liabilities with respect to such employees. Neither severance pay liability nor severance pay fund under Section 14 of the Severance Pay Law is recorded on the Company’s consolidated balance sheets.

Newly issued and recently adopted accounting pronouncements
v.	Newly issued and recently adopted accounting pronouncements:

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company’s adoption of this standard as of January 1, 2024. The adoption of this ASU did not have a material significant impact on the Company’s consolidated balance sheets, consolidated statements of income (loss), consolidated statements of shareholders’ equity or consolidated statements of cash flows.

New accounting pronouncements not yet effective
New accounting pronouncements not yet effective:

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-09.

In November 2024, the FASB issued ASU 2024-03, Income Statement, Reporting Comprehensive Income, Expense Disaggregation Disclosures (Subtopic 220-40). ASU 2024-03 requires that public business entities disclose more detailed information about types of expenses in commonly presented expense captions. This guidance is effective for annual reporting periods beginning after December 31, 2026, and for interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact of adopting ASU 2024-03.